Condensed Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net loss	$ (54,705)	$ (30,025)	$ (120,100)	$ (135,647)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(47,154)			6,736
Accrued interest	21,388	30,025	120,100	120,100
Net cash used in operating activities	(80,471)			(8,811)
FINANCING ACTIVITIES:
Due to stockholder	25,985
Loan from related party	54,486			8,811
Net cash provided by financing activities	80,471			8,811
NET INCREASE IN CASH
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD
CASH PAID FOR:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Forgiveness of related party debt	$ 2,027,691